Acquisition Deposit (Details Narrative) - USD ($)			12 Months Ended
	Apr. 18, 2023	May 21, 2019	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Common shares issued in connection with acquisition of The Leaf, LLC	$ 252,000		$ 4,049,000
Common shares issued in connection with acquisition of The Leaf, LLC, shares	508,398
Deposits			$ 1,445,483	$ 1,640,000
1200665 B.C. Ltd. [Member]
Business Combination [Line Items]
Number of shares issued		30,645,161
Number of shares issued, value		$ 11,645,161
Common shares issued in connection with acquisition of The Leaf, LLC		$ 12,500,000
Common shares issued in connection with acquisition of The Leaf, LLC, shares		40,322,580